Discontinued Operations (Schedule Of Earnings (Loss) From Discontinued Operations, Net Of Tax) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Discontinued Operations and Disposal Groups [Abstract]
Net sales	$ 0	$ 26,318,000	$ 120,269,000
Cost of goods sold		19,927,000	98,485,000
Gross profit		6,391,000	21,784,000
Selling and administrative expenses		6,103,000	27,291,000
Restructuring and other special charges, net		10,768,000	1,587,000
Operating earnings (loss)		(10,480,000)	(7,094,000)
Interest expense		16,000	409,000
Earnings (loss) before income taxes from discontinued operations		(10,496,000)	(7,503,000)
Income tax (provision) benefit	0	5,922,000	3,066,000
Earnings (loss) from discontinued operations, net of tax	$ 0	$ (4,574,000)	$ (4,437,000)